TAXATION - Movement of Valuation Allowances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
At beginning of year	¥ (243,141)	¥ (217,124)	¥ (136,847)
Current year additions	(222,649)	(216,260)	(88,667)
Utilization and reversal of valuation allowances	108,592	111,296	8,390
Decrease of valuation allowances related to the disposal of a subsidiary		78,947
At end of year	¥ (357,198)	¥ (243,141)	¥ (217,124)